Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests	Total
Balance at the Beginning of the Period at Dec. 31, 2014		$ 11,868	$ 52,666	$ 137,793	$ (150,715)	$ (27,875)	$ 146	$ 12,014
Net income plus other comprehensive income/(loss)
Net income		13,190		13,190				13,190
Other comprehensive income/(loss)		(1,731)				(1,731)		(1,731)
Total comprehensive income/(loss)		11,459						11,459
Cash dividends paid - common stock		(4,897)		(4,897)				(4,897)
Common stock issued under employee plans (Shares - 4,311,998, 3,893,366 and 6,013,875 for 2017, 2016 and 2015, respectively)		606	606					606
Purchases (Shares - 1,226,080, 854,365 and 1,625,820) and sales (Shares - 463,083, 383,077 and 1,155,558) of treasury stock under employee plans - net, for 2017, 2016 and 2015, respectively		(63)		39	(102)			(63)
Other treasury shares purchased, not retired (Shares - 27,237,179, 23,283,400 and 30,338,647 for 2017, 2016 and 2015, respectively)		(4,701)			(4,701)			(4,701)
Changes in other equity		(10)	(10)					(10)
Changes in noncontrolling interests							16	16
Balance at the End of the Period at Dec. 31, 2015		14,262	53,262	146,124	(155,518)	(29,607)	162	14,424
Net income plus other comprehensive income/(loss)
Net income		11,872		11,872				11,872
Other comprehensive income/(loss)		209				209		209
Total comprehensive income/(loss)		12,081						12,081
Cash dividends paid - common stock		(5,256)		(5,256)				(5,256)
Common stock issued under employee plans (Shares - 4,311,998, 3,893,366 and 6,013,875 for 2017, 2016 and 2015, respectively)		695	695					695
Purchases (Shares - 1,226,080, 854,365 and 1,625,820) and sales (Shares - 463,083, 383,077 and 1,155,558) of treasury stock under employee plans - net, for 2017, 2016 and 2015, respectively		(59)		18	(77)			(59)
Other treasury shares purchased, not retired (Shares - 27,237,179, 23,283,400 and 30,338,647 for 2017, 2016 and 2015, respectively)		(3,455)			(3,455)			(3,455)
Changes in other equity		(22)	(22)	0				(22)
Changes in noncontrolling interests							(16)	(16)
Balance at the End of the Period at Dec. 31, 2016		18,246	53,935	152,759	(159,050)	(29,398)	146	18,392
Equity
Cumulative effect of change in accounting principle	[1]	102		102				102
Net income plus other comprehensive income/(loss)
Net income		5,753		5,753				5,753
Other comprehensive income/(loss)		2,806				2,806		2,806
Total comprehensive income/(loss)		8,559						8,559
Cash dividends paid - common stock		(5,506)		(5,506)				(5,506)
Common stock issued under employee plans (Shares - 4,311,998, 3,893,366 and 6,013,875 for 2017, 2016 and 2015, respectively)		631	631					631
Purchases (Shares - 1,226,080, 854,365 and 1,625,820) and sales (Shares - 463,083, 383,077 and 1,155,558) of treasury stock under employee plans - net, for 2017, 2016 and 2015, respectively		(116)		18	(134)			(116)
Other treasury shares purchased, not retired (Shares - 27,237,179, 23,283,400 and 30,338,647 for 2017, 2016 and 2015, respectively)		(4,323)			(4,323)			(4,323)
Changes in other equity		0		0				0
Changes in noncontrolling interests							(15)	(15)
Balance at the End of the Period at Dec. 31, 2017		$ 17,594	$ 54,566	$ 153,126	$ (163,507)	$ (26,592)	$ 131	$ 17,725

[1]	Reflects the adoption of the FASB guidance on intra-entity transfers of assets in the first quarter of 2017.